CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2026	Oct. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	8,092,000	8,092,000
Common stock, shares outstanding	8,092,000	8,092,000